INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of components of income tax expense
	2022	2021
Federal tax statutory rate	21.0%	21.0%
Permanent differences	(6.8)%	(0.2)%

Temporary differences	(5.9)%	(2.9)%
Valuation allowance	(8.3)%	(17.9)%
Effective rate	0%	0%

Schedule of deferred tax assets and liabilities
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$3,700,000	$2,440,000
Temporary differences	(520,000)	(160,000)

Total deferred tax asset	3,180,000	2,280,000

Valuation allowance	(3,180,000)	(2,280,000)
	$-	$-